Debt and Capital Lease Obligations, Revolving Credit Facility (Details) - Line of Credit [Member]		12 Months Ended
	Mar. 02, 2015 USD ($)	Dec. 31, 2014 USD ($) quarter	Dec. 31, 2013 USD ($)
Revolving Credit Facility [Member]
Revolving Credit Facility (Textual)
Line of credit facility, maximum borrowing capacity		$ 300,000,000
Line of credit facility, expiration date		Dec. 31, 2018
Number of prior quarterly reporting periods used for debt to EBITDA ratio | quarter		4
Covenant ratio of total debt to EBITDA per terms of the Revolver		0.03
Line of credit facility, amount outstanding		$ 0	$ 0
Borrowings under the Revolver		0	0
Repayments under the Revolver		$ 0	0
Revolving Credit Facility [Member] | Subsequent Event [Member]
Revolving Credit Facility (Textual)
Borrowings under the Revolver	$ 200,000,000
Line of credit facility, interest rate, at period end	1.4375%
Revolving Credit Facility [Member] | Maximum [Member]
Revolving Credit Facility (Textual)
Covenant ratio of total debt to EBITDA per terms of the Revolver		5.0
Covenant ratio of total debt to EBITDA following certain acquisitions per terms of the Revolver		5.5
Letter of Credit [Member]
Revolving Credit Facility (Textual)
Line of credit facility, amount outstanding		$ 0	$ 0